Consolidated statements of stockholders' equity (USD $) In Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008		$ 1,740	$ 1,022	$ 21,168	$ (13,814)	$ (790)
Net income	1,470	0	0	1,470	0	0
Dividends declared and paid		0	0	(567)	0	0
Common stock issued on exercise of stock options		0	(120)	0	226	0
Stock repurchases		0	0	0	(961)	0
Stock-based compensation		0	186	0	0	0
Tax impact from exercise of options	(2)	0	(2)	0	0	0
Other comprehensive income (loss), net of tax	169	0	0	0	0	169
Other		0	0	(5)	0	0
Balance at Dec. 31, 2009		1,740	1,086	22,066	(14,549)	(621)
Net income	3,228	0	0	3,228	0	0
Dividends declared and paid		0	0	(592)	0	0
Common stock issued on exercise of stock options		0	(182)	0	588	0
Stock repurchases		0	0	0	(2,450)	0
Stock-based compensation		0	190	0	0	0
Tax impact from exercise of options	21	0	21	0	0	0
Other comprehensive income (loss), net of tax	(80)	0	0	0	0	(80)
Other		0	(1)	(7)	0	0
Balance at Dec. 31, 2010		1,740	1,114	24,695	(16,411)	(701)
Net income	2,236	0	0	2,236	0	0
Dividends declared and paid		0	0	(644)	0	0
Common stock issued on exercise of stock options		1	(252)	0	898	0
Stock repurchases		0	0	0	(1,973)	0
Stock-based compensation		0	269	0	0	0
Tax impact from exercise of options	45	0	45	0	0	0
Other comprehensive income (loss), net of tax	(75)	0	0	0	0	(75)
Other		0	18	(9)	1	0
Balance at Dec. 31, 2011		$ 1,741	$ 1,194	$ 26,278	$ (17,485)	$ (776)